Income taxes - Tax losses expiration (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Unrecognized deferred tax asset	$ 150,144,726	$ 121,058,480
Non-capital losses carried forward
Income taxes
Unrecognized deferred tax asset	137,626,777	112,996,570
Non-capital losses carried forward | 2036
Income taxes
Unrecognized deferred tax asset	1,368,251
Non-capital losses carried forward | 2037
Income taxes
Unrecognized deferred tax asset	5,394,543
Non-capital losses carried forward | 2038
Income taxes
Unrecognized deferred tax asset	636,497
Non-capital losses carried forward | 2039
Income taxes
Unrecognized deferred tax asset	9,573,962
Non-capital losses carried forward | 2040
Income taxes
Unrecognized deferred tax asset	15,090,249
Non-capital losses carried forward | 2041
Income taxes
Unrecognized deferred tax asset	26,175,446
Non-capital losses carried forward | 2042
Income taxes
Unrecognized deferred tax asset	28,977,384
Non-capital losses carried forward | 2043
Income taxes
Unrecognized deferred tax asset	25,780,238
Non-capital losses carried forward | 2044
Income taxes
Unrecognized deferred tax asset	24,630,207
Scientific Research & Experimental Development
Income taxes
Unrecognized deferred tax asset	$ 12,340,372	$ 7,707,728